TRADE AND OTHER RECEIVABLES - Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
Trade receivables	€ 16,231	€ 8,231
Sales tax	397	223
Trade and other receivables	€ 16,628	€ 8,454